Risk management - Spain foreclosed properties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets foreclosed
Loans and advances to customers	€ 916,199	€ 942,218	€ 882,921
Investments	7,622	8,772	7,588	€ 6,150
Changes in property loans
Investments	7,622	8,772	7,588	€ 6,150
Spain | Foreclosed Properties
Assets foreclosed
Loans and advances to customers	3,962
Changes in property loans
Gross additions	500	700	800
Disposals	(900)	(2,700)	(1,800)
Difference	(400)	€ (2,000)	€ (1,000)
Spain | Foreclosed Properties | Project Quasar Investment 2017 S.L.
Assets foreclosed
Investments	961
Changes in property loans
Investments	961
Spain | Foreclosed Properties | Construction and property development
Assets foreclosed
Loans and advances to customers	3,242
Spain | Foreclosed Properties | Completed buildings
Assets foreclosed
Loans and advances to customers	1,294
Spain | Foreclosed Properties | Completed buildings | Residential loans
Assets foreclosed
Loans and advances to customers	356
Spain | Foreclosed Properties | Completed buildings | Other purposes
Assets foreclosed
Loans and advances to customers	938
Spain | Foreclosed Properties | Buildings and other constructions under construction
Assets foreclosed
Loans and advances to customers	108
Spain | Foreclosed Properties | Buildings and other constructions under construction | Residential loans
Assets foreclosed
Loans and advances to customers	108
Spain | Foreclosed Properties | Buildings and other constructions under construction | Other purposes
Assets foreclosed
Loans and advances to customers	0
Spain | Foreclosed Properties | Land
Assets foreclosed
Loans and advances to customers	1,840
Spain | Foreclosed Properties | Land | Developed consolidated land
Assets foreclosed
Loans and advances to customers	768
Spain | Foreclosed Properties | Land | Other land
Assets foreclosed
Loans and advances to customers	1,072
Spain | Foreclosed Properties | Home purchase loans
Assets foreclosed
Loans and advances to customers	587
Spain | Foreclosed Properties | Other loans
Assets foreclosed
Loans and advances to customers	133
Spain | Foreclosed Properties | Gross carrying amount
Assets foreclosed
Loans and advances to customers	7,937
Spain | Foreclosed Properties | Gross carrying amount | Construction and property development
Assets foreclosed
Loans and advances to customers	6,810
Spain | Foreclosed Properties | Gross carrying amount | Completed buildings
Assets foreclosed
Loans and advances to customers	2,140
Spain | Foreclosed Properties | Gross carrying amount | Completed buildings | Residential loans
Assets foreclosed
Loans and advances to customers	527
Spain | Foreclosed Properties | Gross carrying amount | Completed buildings | Other purposes
Assets foreclosed
Loans and advances to customers	1,613
Spain | Foreclosed Properties | Gross carrying amount | Buildings and other constructions under construction
Assets foreclosed
Loans and advances to customers	178
Spain | Foreclosed Properties | Gross carrying amount | Buildings and other constructions under construction | Residential loans
Assets foreclosed
Loans and advances to customers	178
Spain | Foreclosed Properties | Gross carrying amount | Buildings and other constructions under construction | Other purposes
Assets foreclosed
Loans and advances to customers	0
Spain | Foreclosed Properties | Gross carrying amount | Land
Assets foreclosed
Loans and advances to customers	4,492
Spain | Foreclosed Properties | Gross carrying amount | Land | Developed consolidated land
Assets foreclosed
Loans and advances to customers	1,656
Spain | Foreclosed Properties | Gross carrying amount | Land | Other land
Assets foreclosed
Loans and advances to customers	2,836
Spain | Foreclosed Properties | Gross carrying amount | Home purchase loans
Assets foreclosed
Loans and advances to customers	892
Spain | Foreclosed Properties | Gross carrying amount | Other loans
Assets foreclosed
Loans and advances to customers	235
Spain | Foreclosed Properties | Accumulated impairment
Assets foreclosed
Loans and advances to customers	(3,975)
Spain | Foreclosed Properties | Accumulated impairment | Construction and property development
Assets foreclosed
Loans and advances to customers	(3,568)
Spain | Foreclosed Properties | Accumulated impairment | Completed buildings
Assets foreclosed
Loans and advances to customers	(846)
Spain | Foreclosed Properties | Accumulated impairment | Completed buildings | Residential loans
Assets foreclosed
Loans and advances to customers	(171)
Spain | Foreclosed Properties | Accumulated impairment | Completed buildings | Other purposes
Assets foreclosed
Loans and advances to customers	(675)
Spain | Foreclosed Properties | Accumulated impairment | Buildings and other constructions under construction
Assets foreclosed
Loans and advances to customers	(70)
Spain | Foreclosed Properties | Accumulated impairment | Buildings and other constructions under construction | Residential loans
Assets foreclosed
Loans and advances to customers	(70)
Spain | Foreclosed Properties | Accumulated impairment | Buildings and other constructions under construction | Other purposes
Assets foreclosed
Loans and advances to customers	0
Spain | Foreclosed Properties | Accumulated impairment | Land
Assets foreclosed
Loans and advances to customers	(2,652)
Spain | Foreclosed Properties | Accumulated impairment | Land | Developed consolidated land
Assets foreclosed
Loans and advances to customers	(888)
Spain | Foreclosed Properties | Accumulated impairment | Land | Other land
Assets foreclosed
Loans and advances to customers	(1,764)
Spain | Foreclosed Properties | Accumulated impairment | Home purchase loans
Assets foreclosed
Loans and advances to customers	(305)
Spain | Foreclosed Properties | Accumulated impairment | Other loans
Assets foreclosed
Loans and advances to customers	(102)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure
Assets foreclosed
Loans and advances to customers	(2,834)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Construction and property development
Assets foreclosed
Loans and advances to customers	(2,563)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Completed buildings
Assets foreclosed
Loans and advances to customers	(644)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Completed buildings | Residential loans
Assets foreclosed
Loans and advances to customers	(130)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Completed buildings | Other purposes
Assets foreclosed
Loans and advances to customers	(514)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Buildings and other constructions under construction
Assets foreclosed
Loans and advances to customers	(36)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Buildings and other constructions under construction | Residential loans
Assets foreclosed
Loans and advances to customers	(36)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Buildings and other constructions under construction | Other purposes
Assets foreclosed
Loans and advances to customers	0
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Land
Assets foreclosed
Loans and advances to customers	(1,883)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Land | Developed consolidated land
Assets foreclosed
Loans and advances to customers	(559)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Land | Other land
Assets foreclosed
Loans and advances to customers	(1,324)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Home purchase loans
Assets foreclosed
Loans and advances to customers	(200)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Other loans
Assets foreclosed
Loans and advances to customers	(71)
Spain | Foreclosed Equity Instruments | Project Quasar Investment 2017 S.L.
Assets foreclosed
Investments	66
Changes in property loans
Investments	€ 66